SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Subsequent Events

10.  SUBSEQUENT EVENTS

On November 2, 2022, the Company issued 1,000,000 shares of restricted common stock to David Graham in consideration for consulting services. The shares were priced at $0.02. at a fair value of $20,000.

10. SUBSEQUENT EVENTS

On January 19, 2022, the Company engaged Juddah Holdings LLC for consulting services to assist with business development and insurance management. In consideration for these services the Company issued 330,000 shares of common stock.

On February 22, 2022, the Company engaged RMJK Marketing Inc. for consulting services to assist with marketing efforts. In consideration for these services, the Company has agreed to pay a fee of $5000 per month.

On March 10, 2022, the Company entered into an agreement with Vocodia Holdings Corporation (hereinafter: “Vocodia”), which grants the Company permission to use Vocodia’s artificial intelligence customer service system for the marketing and sale of the Company’s products. In exchange for the service being provided by Vocodia, the Company agreed to pay a minimum fee of $795.00 per month.

On March 11, 2022, the Company engaged Hybrid Financial Ltd. for marketing services to assist with marketing efforts. In consideration for these services, the Company issued 10,000,000 shares of common stock.